Global Atlantic BlackRock Selects Managed Risk Portfolio
Portfolio of Investments (Unaudited)
March 31, 2026

	Shares/ Principal	Fair Value
Exchange Traded Funds - 73.9%
Debt Funds - 27.7%
iShares 1-3 Year Treasury Bond ETF	15,262	$1,260,183
iShares 3-7 Year Treasury Bond ETF	15,794	1,873,169
iShares 7-10 Year Treasury Bond ETF	32,488	3,100,655
iShares iBoxx $ High Yield Corporate Bond ETF	31,555	2,510,516
iShares iBoxx $ Investment Grade Corporate Bond ETF	83,544	9,105,461
iShares J.P. Morgan USD Emerging Markets Bond ETF	32,681	3,069,726
iShares MBS ETF	126,257	11,988,102
iShares U.S. Treasury Bond ETF	54,398	1,246,258
Total Debt Funds		34,154,070
Equity Funds - 46.2%
iShares Core Dividend Growth ETF	43,028	3,019,705
iShares Core MSCI EAFE ETF	39,483	3,574,396
iShares Core MSCI Emerging Markets ETF	16,917	1,179,961
iShares Core S&P U.S. Growth ETF	97,404	15,108,334
iShares Core S&P U.S. Value ETF	23,682	2,421,484
iShares Global Financials ETF	32,442	3,698,388
iShares Global Healthcare ETF	25,070	2,345,048
iShares Global Tech ETF	40,373	4,036,089
iShares MSCI EAFE Value ETF	16,260	1,208,931
iShares MSCI Eurozone ETF	28,440	1,781,482
iShares MSCI Global Min Vol Factor ETF	35,675	4,263,519
iShares MSCI Japan ETF	14,150	1,194,826
iShares MSCI USA Min Vol Factor ETF	25,896	2,401,595
iShares MSCI USA Momentum Factor ETF	5,046	1,210,990
iShares U.S. Consumer Discretionary ETF	31,257	3,029,428
iShares U.S. Energy ETF	29,272	1,895,947
iShares U.S. Industrials ETF	31,018	4,576,396
Total Equity Funds		56,946,519
Total Exchange Traded Funds
(Cost - $77,897,766)		91,100,589
Variable Insurance Trusts - 22.1%
Asset Allocation Fund - 22.1%
BlackRock Global Allocation VI Fund, Class I (Cost - $23,541,091)*	1,582,076	27,274,995
Short-Term Investments - 3.9%
Money Market Funds - 3.9%
Dreyfus Government Cash Management, Institutional Shares, 3.53%(a)	4,122,806	4,122,806
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53%(a)	702,654	702,654
Total Short-Term Investments (Cost - $4,825,460)		4,825,460

	Shares/ Principal	Fair Value

Total Investments - 99.9%
(Cost - $106,264,317)		$123,201,044
Other Assets Less Liabilities - Net 0.1%		166,742
Total Net Assets - 100.0%		$123,367,786

Global Atlantic BlackRock Selects Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)
March 31, 2026

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-mini Russell 2000 Index	Goldman Sachs & Co.	3	6/18/2026	$376,830	$(1,260)
MSCI EAFE Future	Goldman Sachs & Co.	19	6/19/2026	2,756,045	(33,025)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	8	6/19/2026	581,840	(1,850)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	1	6/18/2026	478,300	(10,895)
S&P 500 E-Mini Future	Goldman Sachs & Co.	17	6/18/2026	5,585,138	26,387
S&P Mid 400 E-Mini Future	Goldman Sachs & Co.	4	6/18/2026	1,358,600	(13,990)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(34,633)